Transactions with Related Parties - Transactions with Related Parties (Parenthetical) (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [Line Items]
Dividends paid	₩ 177,961	₩ 232,466	₩ 218,019
Dividends received	57,060	35,818	43,014
Handset purchanse amounting	2,277,567	2,406,342	2,340,143
Other associates [Member]
Disclosure of transactions between related parties [Line Items]
Dividends received	18,339	7,718	8,806
Handset purchanse amounting	25,439	13,051	15,962
Handset purchases [member]
Disclosure of transactions between related parties [Line Items]
Handset purchanse amounting	914,042	₩ 964,692	₩ 915,339
SK REIT Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Increase decrease in lease liabilities	61,778
Increase (decrease) in right-of-use assets	20,583
Gains (losses) on disposals of property, plant and equipment	215,699
Penguin Solutions Inc [Member]
Disclosure of transactions between related parties [Line Items]
Dividends received	₩ 15,191